Schedule of Debt Outstanding (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
AR Debentures at fair value	$ 2,722,000
SBA Loan	2,150,000
Total debt	2,872,000
S B A Loans [Member]
Short-Term Debt [Line Items]
SBA Loan	$ 150,000